Cover	Mar. 10, 2022
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY INC.
Entity Central Index Key	0001441082
Document Type	8-K/A
Amendment Flag	true
Amendment Description	N/A
Entity Emerging Growth Company	false
Document Period End Date	Mar. 10, 2022
Entity Incorporation State Country Code	NV
Entity File Number	333-152805
Entity Tax Identification Number	26-2862618
Entity Address Address Line 1	11th Floor, Ten Grand Street
Entity Address City Or Town	Brooklyn
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11249
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
City Area Code	866
Local Phone Number	241-0670